Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31
	2020	2021
	RMB	RMB

Employee compensation and welfare payables	1,977,077	2,253,437
Payables to merchants and other partners	1,732,060	1,664,684
Tax payables	497,297	1,645,335
Deposits	1,376,384	1,422,300
Payables and accruals for other cost and expenses	1,470,755	1,331,785
Payables related to service fees	626,934	883,770
Payables related to market and promotion expenses	1,655,578	842,558
Payables related to property and equipment	535,413	358,464
Payables related to warehouse rental and delivery cost	436,026	15,292
Others	996,436	1,229,597
Total	11,303,960	11,647,222